                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 1999


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER MUNICIPAL BOND FUND
KEMPER INTERMEDIATE MUNICIPAL BOND FUND

OFFERING INVESTORS THE OPPORTUNITY FOR AS HIGH A LEVEL OF CURRENT INTEREST INCOME THAT IS
EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRESERVATION OF CAPITAL

KEMPER NATIONAL TAX-FREE
INCOME SERIES

                             "...While other fixed income asset classes, such as
                               corporate bonds and Treasuries, often experienced
                                    extreme volatility, municipal bonds remained
                                                         relatively stable. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
7
TERMS TO KNOW
8
PORTFOLIO STATISTICS
10
PORTFOLIO OF
INVESTMENTS
25
FINANCIAL STATEMENTS
27
NOTES TO
FINANCIAL STATEMENTS
31
FINANCIAL HIGHLIGHTS
35
SHAREHOLDERS' MEETING


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE
INCOME FUNDS TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1999
(UNADJUSTED FOR ANY SALES CHARGE):


                                  [BAR GRAPH]
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

CLASS A                                                  0.51%
CLASS B                                                  0.08%
CLASS C                                                  0.08%
LIPPER GENERAL MUNICIPAL DEBT CATEGORY AVERAGE*          0.58%

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

CLASS A                                                                  0.69%
CLASS B                                                                  0.37%
CLASS C                                                                  0.29%
LIPPER INTERMEDIATE MUNICIPAL DEBT CATEGORY AVERAGE*                     0.97%
--------------------------------------------------------------------------------


RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

*LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             AS OF     AS OF
                                                             3/31/99   9/30/98
--------------------------------------------------------------------------------
    KEMPER MUNICIPAL BOND FUND CLASS A                        $10.17    $10.61
--------------------------------------------------------------------------------
    KEMPER MUNICIPAL BOND FUND CLASS B                        $10.14    $10.58
--------------------------------------------------------------------------------
    KEMPER MUNICIPAL BOND FUND CLASS C                        $10.18    $10.62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              AS OF     AS OF
                                                             3/31/99   9/30/98
--------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A          $10.36    $10.53
--------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS B          $10.36    $10.52
--------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS C          $10.36    $10.53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 KEMPER NATIONAL TAX-FREE INCOME FUNDS LIPPER RANKINGS AS OF 3/31/99*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
                       #114 of     #218 of     #208 of
    1-YEAR           252 funds   252 funds   252 funds
--------------------------------------------------------------------------------
                        #37 of
    5-YEAR           146 funds         N/A         N/A
--------------------------------------------------------------------------------
                        #13 of
    10-YEAR           75 funds         N/A         N/A
--------------------------------------------------------------------------------
                         #8 of
    15-YEAR           43 funds         N/A         N/A
--------------------------------------------------------------------------------
                         #7 of
    20-YEAR           24 funds         N/A         N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
                       #118 of     #134 of     #131 of
    1-YEAR           137 funds   137 funds   137 funds
--------------------------------------------------------------------------------
                        #64 of     #109 of     #107 of
    3-YEAR           117 funds   117 funds   117 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------
THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF MARCH 31, 1999.

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              CLASS    CLASS    CLASS
                                A        B        C
--------------------------------------------------------------------------------
    SIX-MONTHS INCOME:        $.2397   $.1967   $.1957
--------------------------------------------------------------------------------
    MARCH DIVIDEND:           $.0471   $.0387   $.0377
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:        4.76%    3.93%    3.81%
--------------------------------------------------------------------------------
    SEC YIELD+:                3.85%    3.22%    3.16%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:      6.12%    5.12%    5.02%
--------------------------------------------------------------------------------

BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              CLASS    CLASS    CLASS
                                A        B        C
--------------------------------------------------------------------------------
    SIX-MONTHS INCOME:        $.2104   $.1691   $.1698
--------------------------------------------------------------------------------
    MARCH DIVIDEND:           $.0417   $.0336   $.0338
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:        4.14%    3.33%    3.36%
--------------------------------------------------------------------------------
    SEC YIELD+:                3.30%    2.59%    2.62%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:      5.25%    4.12%    4.17%
--------------------------------------------------------------------------------

BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%
+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON MARCH 31, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED MARCH 31, 1999 SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. TAX EQUIVALENT YIELD IS BASED ON THE FUND'S YIELD AND A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND, FOR SOME INVESTORS, A PORTION MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER INVESTMENTS, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

Throughout April, investor enthusiasm drove the market to its second milestone in a year -- the Dow Jones Industrial Average rose to 11,000 just a month after it broke 10,000 for the first time. But those gains don't tell the whole story -- investors in the first four months of the year have endured significant volatility. What drove the climb to 11,000 and what, at the same time, has led to investor anxiety?

  Driving the market, in part, was consumer confidence. In the first quarter of 1999, consumer spending surged 6.7 percent -- the largest rise in 11 years. The market's rise seems to have buoyed consumer confidence, which rose for the sixth consecutive month in April. And, the resilience of the economy has bolstered more optimistic expectations for the next six months.

  Inspiring consumer confidence also were the lowest levels of inflation in a generation. As measured by the consumer price index (CPI), inflation has been between 1 1/2 and 2 percent, compared to approximately 4 percent in the beginning of the 1990s and 10-12 percent in the beginning of the 1980s. Still, inflation worries have been seeping into the market. The growing conviction that Asian and Latin American economies are recovering is raising commodity prices, particularly oil. The price of West Texas Intermediate oil surged from less than $12 in February to almost $19 in early May. That alone almost guarantees a rise in the "headline" inflation rate this year, which is the rate of inflation as measured by the entire CPI. But it's important to note that the Federal Reserve Board looks primarily at the core inflation rate, which is the CPI minus food and energy -- and the core inflation rate looks as if it will remain low at about 2 percent this year.

  Also contributing to consumer confidence, short-term and long-term interest rates remained low over the first quarter, and can be expected to remain so. Today's Fed policy is reactive, not proactive, which means that the Fed tends to respond to inflation only when it picks up. Consequently, we expect no changes in short-term interest rates during May and June, and there's only a small chance that the Fed will raise interest rates in the second half of the year. Moreover, the federal budget surplus continues to benefit from good revenue gains (which are based on good income gains, especially from households), good capital gains and continued restraint in federal spending. The surplus this year is expected to approach $100 billion.

  Such a positive environment is exactly what poses risk for investors, and is key to understanding recent volatility in the market. A stronger economy has the potential to feed inflation fears and drive up interest rates. Events on April 30 illustrated the domino effect of investors reacting to positive economic news, which they consider troubling at this point, more than eight years into the economic expansion. The steady stream of positive economy's news prompted a sell-off in the markets based on fears that the strong pace of economic growth will eventually lead to higher inflation. The benchmark 30-year Treasury bond fell nearly 2 points (close to $20 for a bond with a $1,000 face amount) as the yield shot up to 5.657 percent. It was the biggest one-day plunge in bonds in two months. Bonds, in turn, pulled stocks lower.

  Where can we expect to go from here? The fundamentals by which we judge the health of the economy suggested continued growth as we moved into the second quarter of 1999. For example, the gross domestic product (GDP), the value of all goods and services produced in the U.S., rose at an annual rate of 4.5 percent in the first quarter, following a tremendous fourth-quarter surge of 6 percent. This is very much in line with what we've grown accustomed to over the past year -- over the four quarters of 1998, the U.S. economy expanded by 4.3 percent. Some people aren't surprised at all by strong GDP growth that once would have alarmed them. That's partially because we've grown accustomed to a strong economy in the past three or four years. But it's also because we've been able to absorb growth without driving up inflation. That's important for investors. If prices were rising as the economy was growing, the Fed would most likely raise short-term interest rates, which would change the financial market outlook. But again, that isn't happening right now.

  However, we do see some vulnerability. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first quarter while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.

  When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which will most likely lead to the central bank lowering interest rates in order to boost domestic spending. In many countries in Europe, there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgages are reduced and homeowners

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

    THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF MARCH 31, 1999.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

spend money elsewhere. This has a huge impact on consumer spending, and will help European equities in the long term. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected -- both the Mexican and Brazilian stock markets have actually risen in the past two months.
  But don't forget that international crises have the potential to affect the U.S. markets drastically. An increase in military spending on Kosovo by the 11 European Monetary Union (EMU) countries could force them to spend less in other areas, which could have economic implications, including higher interest rates. That's because many European countries have small economies and little leeway in their budgets. Consequently, those countries finance unplanned military expenditures by selling government bonds -- which, in Europe's small bond market, typically raises interest rates.
  The international situation alone, however, is by no means an indicator of a U.S. slowdown -- and without any such indications, complacency may be our greatest concern. It's easy to look at the current economic situation and behave as if no risk exists. But when you see the market soaring and are tempted to jump in, note that the bull market grew to records on the strength of just a few dozen stocks, while most other stock prices were flat or actually declined.
  In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation -- these are particularly older investors who are accustomed to inflation accompanying growth. But we currently just don't see the pressure toward inflation at all, so there's no reason to want a slowdown. The best approach now, as in any market, is to diversify and invest for the long term.
  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN E. SILVIA

John E. Silvia

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF MAY 5, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE UPDATE


[BRENNAN PHOTO]

ELEANOR R. BRENNAN IS CO-LEAD PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND. SHE JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1995 AND IS A VICE PRESIDENT. PRIOR TO JOINING SCUDDER KEMPER, MS. BRENNAN WAS AN ASSISTANT PORTFOLIO MANAGER FOR AN UNAFFILIATED INVESTMENT MANAGEMENT FIRM FROM 1993 TO 1995.

[CONDON PHOTO]

PHILIP G. CONDON IS CO-LEAD PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND. HE JOINED SCUDDER KEMPER INVESTMENTS IN 1983.

[GOODFIELD PHOTO]

ASHTON P. GOODFIELD HAS BEEN THE LEAD PORTFOLIO MANAGER OF THE KEMPER INTERMEDIATE MUNICIPAL BOND FUND SINCE MARCH 1998. A SENIOR VICE PRESIDENT AND CHARTERED FINANCIAL ANALYST, MS. GOODFIELD JOINED SCUDDER KEMPER INVESTMENTS IN 1990 AND IS A SENIOR VICE PRESIDENT.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.


MUNICIPAL BONDS WERE IN THE EYE OF A HURRICANE DURING THE FIRST SIX MONTHS OF THE FISCAL YEAR. AS INVESTOR FOCUS SHIFTED FROM TURBULENCE OVERSEAS TO UNEXPECTEDLY STRONG ECONOMIC GROWTH IN THE U.S., GOVERNMENT BOND YIELDS FLUCTUATED SUBSTANTIALLY. MUNICIPAL BONDS, HOWEVER, HELD THEIR GROUND IN THE MIDST OF THE TURMOIL. BELOW, THE MANAGEMENT TEAM DISCUSSES THE MARKET'S PERFORMANCE AND HOW THE FUNDS WERE POSITIONED IN RESPONSE.

Q     HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE LAST SIX MONTHS
RELATIVE TO OTHER FIXED-INCOME ASSET CLASSES?

A     While other fixed income asset classes, such as corporate bonds and
Treasuries, often experienced extreme volatility, municipal bonds remained relatively stable.

  For example, the Lehman Brothers Municipal Bond Index gained 1.49 percent for the six-month period ended March 31, 1999, while Lehman Brothers Government Bond index fell 1.51 percent. In addition, the return for municipal bonds doesn't take into account the tax advantage they offer. So municipal bonds were obviously a good place to be if you were a fixed income investor, especially a nervous one.

Q     WHY WERE OTHER MARKETS SO VOLATILE?

A     The volatility in other markets was primarily precipitated by events outside the United States. Last summer, turbulence in foreign markets prompted a massive flight-to-quality as global investors sought a safe haven for their assets. Since U.S. government bonds were the obvious choice, billions of dollars poured into the U.S. bond market. This demand pushed prices up and yields down, particularly on Treasury bonds.

  In early October, after several months of feverish price gains, U.S. government bonds underwent a violent readjustment. Uncertainty regarding the magnitude and sustainability of low inflation in the U.S., compounded by a flight FROM quality in the Treasury market caused yields to rise. The Federal Reserve easing on October 15, followed by two more easings, helped support domestic asset markets.

  Through March, the market was caught in the dynamic tension between a strong domestic growth environment with low inflation and turbulent markets overseas. In February, a strong economic report for the fourth quarter of 1998 indicating 6 percent annual growth substantiated investor concerns regarding fears of higher interest rates in the U.S.

Q     WHY DID MUNICIPAL BONDS SEEM TO BE IMMUNE TO ALL THIS?

A     "Immune" is probably too strong a word. These changes affected the municipal market of course, but they had less of an impact because different forces were acting to limit a municipal rally when Treasury prices were rising, but also limit a municipal sell-off when Treasury prices fell.

  When the Treasury market was rallying, the municipal market's progress was impeded by heavy issuance. The declining rate environment that characterized the majority of 1998 increased the supply of municipal bonds in two ways:

  1) New issues -- new bond offerings flooded the market

PERFORMANCE UPDATE

     as local governments tried to capitalize on low interest rates to beef up infrastructure such as highways and water/sewer projects.

  2) Refinancing bonds -- when rates decline, municipal issuers look to refinance their debt, just like private homeowners refinance their mortgages when rates fall. So municipal governments issued new lower-yielding bonds to replace the higher-yielding ones.

  In mid-1998, it looked as if it might be a record year for issuance. But as volatility increased during the Fall, issuance slacked off. Fortunately, much of the supply was sopped up by hedge funds and "crossover" buyers, primarily investors who usually buy taxable bonds, but who recognized the outstanding value in municipals. Such "non-traditional" buyers helped offset the glut of issuance.

  When Treasuries and other fixed income classes were being pummeled, two factors helped support municipal bond prices. First, supply decreased dramatically. Second, the previous dramatic yield decline on U.S. government bonds had caused municipal bonds to actually OUTYIELD similar maturity Treasuries (based on The Bond Buyer Revenue Bond Index). Historically, that's very unusual. Because the tax-advantage of municipal bonds is typically "built in" to the price, long-maturity municipal bonds typically yield about 80-90 percent of a similar maturity Treasury. So municipal bonds represented an attractive value throughout the six-month period, which helped support prices when the Treasury market was under pressure.

  According to the Revenue Bond Index, municipals now yield about 94 percent of what similar maturity Treasuries do -- that's less than in previous months, but historically municipals are still very attractive.

Q     HOW DID THE FUND RESPOND TO THE MARKET'S CONDITIONS?

A     As always, we tried to add value in two ways. DURATION and ISSUE
SELECTION. DURATION. As you may know, duration is an indication of a portfolio's sensitivity to changes in interest rates. If you expect the market to rally and interest rates to go down, you want to lengthen duration to help the fund participate as much as possible. If you expect interest rates to trend up, you want to shorten duration to help lessen the negative effects.

  Duration can dramatically impact fund performance, so we don't generally make particularly big moves. We tend to stay close to a neutral duration (7-8 years for Kemper Municipal Bond Fund, 5-5.5 years for Kemper Intermediate Municipal Bond Fund) and make modest adjustments on either side of that.

  Going into the fiscal year, oil prices were at new lows, commodity prices were declining and inflationary concerns remained generally absent -- all good for bonds. So the funds' durations were slightly long, which helped them participate in the rally. However, when the market turned gloomy in October, our longer durations hurt us a bit. During the remainder of the period, durations on the funds were reduced closer to a neutral level.

  ISSUE SELECTION. Through most of the period, we concentrated on purchasing intermediate-maturity bonds, which right now provide about 90 percent of the return of longer maturities, but can provide more consistent return potential and entail substantially less potential risk. In light of the relatively flat market, we have also focused largely on increasing income. There have been opportunities in long-maturity BBB-rated paper and some below investment-grade issues for Kemper Municipal Bond Fund. Both funds remain fully invested.

  So far this fiscal year, these moves produced returns that were about "middle of the pack" for Kemper Municipal Bond Fund's peer group (Class A shares, unadjusted for any sales charge). But considering how volatile the markets have been, we're fairly satisfied to keep pace, considering that the portfolios' shorter duration should reduce their sensitivity to market gyrations. Kemper Intermediate Municipal Bond Fund (Class A shares, unadjusted for any sales charge), modestly underperformed its peer group due in part to its exposure to a weakening health care sector.

Q     HOW DO YOU VIEW THE ATTRACTIVENESS OF MUNICIPAL BONDS FOR THE REST OF THE
YEAR VERSUS OTHER TYPES OF BONDS?

A     Despite strength in the economy, favorable inflation figures should keep interest rates near current levels in the near future. Against that backdrop, we believe the municipal market provides excellent value, with long-maturity yields still attractive relative to Treasuries. Plus, strong municipal finances should help reduce credit concerns. So far, issuance has also remained almost 20 percent below last year's levels, so continued strong demand should help support prices. We think that municipal bonds currently offer an attractive alternative relative to other fixed-income investments.

TERMS TO KNOW


BOND RATINGS Grades assigned by credit-rating agencies to corporate and municipal debt securities, based on the borrower's expected ability to repay. The higher the grade, the lower the interest rate a borrower will usually pay. The two major credit rating firms are Moody's Investors Service, Inc. and Standard and Poor's.

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer a portfolio's duration, the greater its sensitivity to interest rate changes.

REVENUE BOND INDEX (RBI) The RBI is the average yield on 25 revenue bonds with 30-year maturities generally rated single "A," compiled by The Bond Buyer, a newspaper that reports on the municipal bond market.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*             ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
REVENUE BONDS                         78%                     69%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS              22                      18
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED               --                      13
--------------------------------------------------------------------------------
                                     100%                    100%

                                   [PIE CHART]             [PIE CHART]
                                   ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
QUALITY                            ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
AAA                                    67%                     63%
--------------------------------------------------------------------------------
AA                                     13                      13
--------------------------------------------------------------------------------
A                                       8                      11
--------------------------------------------------------------------------------
BBB                                     7                      10
--------------------------------------------------------------------------------
BB                                      1                      --
--------------------------------------------------------------------------------
NOT RATED                               4                       3
--------------------------------------------------------------------------------
                                      100%                    100%

                                   [PIE CHART]             [PIE CHART]
                                   ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
YEARS TO MATURITY                  ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
1-10 YEARS                            52%                     17%
--------------------------------------------------------------------------------
11-20 YEARS                           39                      50
--------------------------------------------------------------------------------
21+ YEARS                              9                      33
--------------------------------------------------------------------------------
                                     100%                    100%

                                   [PIE CHART]             [PIE CHART]
                                   ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
AVERAGE MATURITY                   ON 3/31/99               ON 9/30/98
--------------------------------------------------------------------------------
                                    15.2 years               16.3 years
--------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO STATISTICS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*           ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
REVENUE BONDS                       77%                     68%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS            23                      19
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED             --                      13
--------------------------------------------------------------------------------
                                   100%                    100%

                                   [PIE CHART]             [PIE CHART]
                                   ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
QUALITY                            ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
AAA                                    67%                     62%
--------------------------------------------------------------------------------
AA                                     12                      12
--------------------------------------------------------------------------------
A                                       3                       4
--------------------------------------------------------------------------------
BBB                                    11                      13
--------------------------------------------------------------------------------
NOT RATED                               7                       9
--------------------------------------------------------------------------------
                                      100%                    100%

                                   [PIE CHART]             [PIE CHART]
                                   ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
YEARS TO MATURITY                  ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
1-10 YEARS                             80%                     68%
--------------------------------------------------------------------------------
11-20 YEARS                            20                      32
--------------------------------------------------------------------------------
                                      100%                    100%

                                   [PIE CHART]             [PIE CHART]
                                   ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
AVERAGE MATURITY                   ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
                                   7.0 years               7.0 years
--------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND
Portfolio of Investments at March 31, 1999 (unaudited)
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------------
                                   Health Facilities Auth., CO, Vail Valley Medical Center,
                                     Rev., 8.125%, to be called 6-1-99 @ 102                  $ 7,000   $  7,195
                                   Clermont County Hospital Facilities, OH, Mercy Health
                                     Systems, Rev., 7.50%, to be called 9-1-99 @ 102            7,720      8,012
                                   Marion County, IN, Hospital Auth., Hospital Facilities
                                     Rev., 8.625%, to be called 10-1-99 @ 102                   7,195      7,531
                                   Gaithersburg, MD, First Mortgage Economic Dev., Asbury
                                     Methodist Home Incorporated, Rev., 7.85%, to be called
                                     1-1-00 @ 102                                               4,000      4,211
                                   Medical Care Facilities Finance Agcy., NY, Mental Health
                                     Services, Rev., 7.75%, to be called 2-15-00 @ 102          2,955      3,129
                                   Philadelphia, PA, Municipal Auth., Criminal Justice
                                     Center Rev., 7.80%, to be called 4-1-00 @ 100              3,635      3,800
                                   City of St. Louis Park, MN, Methodist Hospital Proj.,
                                     Rev., 7.25%, to be called 7-1-00 @ 102                     6,650      7,085
                                   Dev. Auth., CT, Pierce Memorial Baptist Home, Rev.,
                                     9.25%, to be called 10-1-00 @ 103                          1,140      1,269
                                   Health and Education Facilities Auth., MO, Christian
                                     Health Services Dev. Corp., Rev., 6.875%, to be called
                                     2-15-01 @ 102                                              7,000      7,547
                                   Local Assistance Corp., NY, Rev., 7.375% and 7.50%, to be
                                     called 4-1-01 @ 102                                        9,675     10,584
                                   Durham County, NC, 1991 Jail Facilities and Computer
                                     Equipment Financing Proj., Rev., 6.625%, to be called
                                     5-1-01 @ 102                                               5,500      5,938
                                   Coconino County, AZ, Industrial Development Auth., Health
                                     Care Rev., 9.25%, to be called 6-1-01 @ 102                  565        635
                                   Environmental Facilities Corp., NY, State Water Pollution
                                     Control, Revolving Fund Rev., 7.25%, to be called
                                     6-15-01 @ 102                                              4,520      4,957
                                   New York City, NY, Municipal Water Finance Auth., Rev.,
                                     7.00%, to be called 6-15-01 @ 101                            760        823
                                   Philadelphia, PA, Gas Works Rev., 7.70%, to be called
                                     6-15-01 @ 102                                             14,850     16,407
                                   Industrial Development Auth., PA, Rev., 7.00%, to be
                                     called 7-1-01 @ 102                                        5,000      5,462
                                   Chatham County School District, GA, Gen. Oblg., 6.15%, to
                                     be called 8-1-01 @ 102                                     7,300      7,852
                                   Gen. Oblg., NY, 7.75%, to be called 8-15-01 @ 101.5          3,408      3,779
                                   Clermont County Hospital Facilities, OH, Mercy Health
                                     Systems, Rev., 7.50%, to be called 9-1-01 @ 100            2,280      2,484
                                   Austin, TX, Water, Sewer and Electric Rev., 14.00%, to be
                                     called 11-15-01 @ 100                                         50         53
                                   City and County of Denver, CO, Airport System Rev.,
                                     8.75%, to be called 11-15-01 @ 102                         2,120      2,426
                                   New York City, NY, Gen. Oblg., zero coupon to 8.40%, to
                                     be called 11-15-01 @ 101 to 101.5                         29,010     32,894
                                   Chicago, IL, Central Station, Tax Increment Rev., 8.90%,
                                     to be called 1-1-02 @ 102                                  1,610      1,930
                                   Cleveland, OH, Waterworks Improvement First Mortgage,
                                     Rev., 6.50%, to be called 1-1-02 @ 102                     4,195      4,578
                                   Gen. Oblg., NY, 7.00%, to be called 2-1-02 @ 101.5           2,640      2,906
                                   Health Facilities Auth., IL, South Suburban Hospital,
                                     Rev., 7.00% to be called 2-15-02 @ 102                     3,055      3,370

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Ector County, TX, Hospital District, Rev., 7.30%, to be
                                     called 4-15-02 @ 102                                     $   550   $    615
                                   Dormitory Auth., NY, State University Educational
                                     Facility, Rev., 7.25%, to be called 5-15-02 @ 102          3,810      4,275
                                   Gen. Oblg., D.C., 6.30% to be called 6-1-02 @ 102            4,500      4,914
                                   City of Phoenix, AZ, Streets and Highway User, Rev.,
                                     6.25%, to be called 7-1-02 @ 102                          10,000     10,949
                                   Finance Auth., IA, GNMA Mortgage-Backed Securities
                                     Program, Single Family Mortgage Rev., 7.00%, to be
                                     called 7-1-02 @ 102                                       12,000     13,342
                                   Health Care Facilities Financing Auth., NJ, West Jersey
                                     Health System, Rev., 6.125%, to be called 7-1-02 @ 102    11,000     12,017
                                   Lehigh County, PA, General Purpose Auth., Lehigh Valley
                                     Hospital Inc., Rev., 6.50%, to be called 7-1-02 @ 102      6,000      6,617
                                   Public Finance Auth., V.I., Rev., 7.25%, to be called
                                     10-1-02 @ 102                                              3,000      3,401
                                   City and County of Denver, CO, Airport System Rev., 6.75%
                                     to 8.50%, to be called 11-15-02 @ 102                     20,735     23,547
                                   Scotts Bluff County Hospital Authority, NE, Regional West
                                     Medical Center, Rev., 6.45%, to be called 12-15-02 @
                                     102                                                        1,675      1,839
                                   St. Louis, MO, Regional Convention & Sports Complex
                                     Auth., Rev., 7.90%, to be called 8-1-03 @ 100              4,760      5,540
                                   St. Louis, MO, Regional Convention & Sports Complex
                                     Auth., Rev., 7.00%, to be called 8-15-03 @ 100             4,380      4,944
                                   City of Reno, NV, Redev. Agcy., Tax Allocation Rev.,
                                     5.65% and 5.75% to be called 9-1-03 @ 101                  7,165      7,731
                                   Jacksonville Health Facilities Auth., FL, Baptist Medical
                                     Center, Rev., 11.50%, to be called 10-1-03 @ 100              10         13
                                   City of Battle Creek and Calhoun County, MI, Downtown
                                     Dev. Auth., Tax Increment Rev., 7.60%, to be called
                                     5-1-04 @ 102                                               3,800      4,471
                                   Charleston County, SC, Charleston Public Facilities
                                     Corp., Certificates of Participation, Rev., 6.875% and
                                     7.00%, to be called 6-1-04 @ 102                           7,260      8,400
                                   Environmental Facilities Corp., NY, State Water Pollution
                                     Control, Revolving Fund Rev., 6.875%, to be called
                                     6-15-04 @ 101.5                                            6,815      7,847
                                   Metropolitan Transit Auth., NY, Transit Facilities, Rev.,
                                     6.25%, to be called 7-1-04 @ 101.5                         6,000      6,750
                                   Jacksonville Health Facilities Auth., FL, Baptist Medical
                                     Center, Rev., 11.50%, to be called 10-1-04 @ 100              35         48
                                   City and County of Denver, CO, Airport System Rev.,
                                     7.50%, to be called 11-15-04 @ 102                         1,240      1,476
                                   Health Facilities Auth., IL, Northwestern Medical Faculty
                                     Foundation, Inc., Healthcare Facilities Rev., 6.50%, to
                                     be called 11-15-04 @ 102                                   3,900      4,458
                                   Essex County Improvement Auth., NJ, County Jail and Youth
                                     Housing Proj., Lease Rev., 6.90%, to be called 12-1-04
                                     @ 102                                                      2,645      3,091
                                   Medical Care Facilities Finance Agcy., NY, Hospital and
                                     Nursing Home, Rev., 6.75%, to be called 2-15-05 @ 102      8,000      9,270
                                   Detroit, MI, Gen. Oblg., 6.70%, to be called 4-1-05 @ 101    2,500      2,877
                                   Cuyahoga County, OH, Meridia Health System, Hospital
                                     Rev., 6.25%, to be called 8-15-05 @ 102                    7,050      8,054
                                   Arapahoe County, CO, Public Highway Auth., Rev., 7.00%,
                                     to be called 8-31-05 @ 103                                25,525     30,454
                                   Jacksonville Health Facilities Auth., FL, Baptist Medical
                                     Center, Rev., 11.50%, to be called 10-1-05 @ 100              40         57
                                   Jacksonville Health Facilities Auth., FL, Baptist Medical
                                     Center, Rev., 11.50%, to be called 10-1-06 @ 100              15         22
                                   Albuquerque, NM, Southwest Community Health Services,
                                     Rev., 10.125%, to be called 8-1-08 @ 100                   4,000      5,412

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Housing Finance Agcy., OH, Single Family Mortgage Rev.,
                                     zero coupon, to be called 1-15-13 @ 82                   $ 3,360   $  1,423
                                   Housing Finance Agcy., OH, Single Family Mortgage Rev.,
                                     zero coupon, to be called 7-15-13 @ 86                     3,515      1,528
                                   ---------------------------------------------------------------------------------
                                   TOTAL ADVANCE REFUNDED OBLIGATIONS--11.2%                             352,239
                                   ---------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------

NEW YORK--10.6%                    Dormitory Auth., State University Educational Facility,
                                     Rev., 5.00% to 6.00%, 2013 to 2017                        38,655     40,340
                                   Environmental Facilities Corp., State Water Pollution
                                     Control, Revolving Fund Rev., 6.875% to 7.25%, 2010
                                     through 2014                                               7,540      8,304
                                   Gen. Oblg., 5.00% to 5.25%, 2013 through 2017               18,045     18,228
                                   Long Island, Power Auth., Electric Systems Rev., 5.125%
                                     to 5.50%, 2010 to 2022                                    77,530     79,816
                                   Medical Care Facilities Finance Agcy.:
                                     Hospital and Nursing Home, Rev., 6.45%, 2009               8,340      9,185
                                     Mental Health Services Facility Improvement, Rev.,
                                       7.75%, 2010                                                980      1,034
                                   Metropolitan Transit Auth., Transit Facilities, Rev.,
                                     5.125% to 6.00%, 2012 through 2020                        27,835     29,422
                                (a)Metropolitan Transit Auth., Transit Facilities, Rev.,
                                     5.53%, 2012                                                3,875      4,169
                                   Nassau County, Gen. Oblg., 5.25%, 2013                       1,620      1,713
                                   New York City:
                                     Gen. Oblg., zero coupon to 8.40%, 2000 through 2019       62,092     57,840
                                     Industrial Dev. Auth., USTA National Tennis Center Inc.
                                       Proj., Civil Facility Rev., 6.50% and 6.60%, 2010 and
                                       2011                                                     6,485      7,349
                                     Municipal Water Finance Auth., Rev., 5.125% to 7.00%,
                                       2015 through 2029                                       23,510     25,033
                                     Transitional Finance Auth., Rev., 5.00% and 5.25%, 2011
                                       and 2013                                                12,500     12,947
                                   Port Auth. of New York and New Jersey, Rev., 6.00% to
                                     9.125%, 2008 through 2015                                 17,595     19,103
                                   Urban Dev. Corp., Correctional Facilities, Rev., 5.125%
                                     to 5.70%, 2012 to 2020                                    16,620     17,557
                                   ---------------------------------------------------------------------------------
                                                                                                         332,040
--------------------------------------------------------------------------------------------------------------------

TEXAS--10.5%                       Abilene, Health Facilities Development Corp., Retirement
                                     Facilities Rev., 5.875%, 2018                              3,250      3,165
                                   Arlington, School District, Gen. Oblg., 5.125%, 2013 and
                                     2014                                                       2,445      2,510
                                   Austin:
                                     City of Austin, TX, Rev., zero coupon, 2016                5,730      2,411
                                     Combined Utility Systems Rev., 6.00% and 5.60%, 2013
                                       and 2025                                                 9,500     10,800
                                     Water, Sewer and Electric Rev., 14.00%, 2001               2,305      2,620
                                   Austin-Bergstrom, Landhorst Enterprises Inc., Airport
                                     Hotel Rev., 6.75%, 2027                                   17,785     17,963
                                   Bexar, Water Works Rev., 5.00%, 2022                         5,000      4,916
                                   Boerne, Independent School District, Gen. Oblg., zero
                                     coupon, 2014 to 2016                                       8,855      3,982
                                   Burkburnett, School District, Gen. Oblg., 5.00%, 2018        4,000      3,978
                                   Cypress-Fairbanks, School District, Gen. Oblg., 5.00%,
                                     2020                                                       5,750      5,673
                                   Dallas:
                                     North Texas Tollway Auth., Rev., 5.00%, 2020              13,250     13,039
                                     Special Tax Rev., 5.00%, 2020                             10,000      9,864
                                     Water Works and Sewer System, Rev., 5.00%, 2017            4,325      4,317

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Department of Housing and Community Affairs, Rev., 6.40%,
                                     2027                                                     $ 3,350   $  3,593
                                   El Paso, School District, Rev., zero coupon and 6.00%,
                                     2011 and 2018                                              6,325      4,968
                                   Fort Worth, Water and Sewer System, Rev., 5.00%, 2018        4,420      4,390
                                   Gen. Oblg., 7.00%, 2012                                      9,963     10,278
                                   Georgetown Higher Education Finance Corp., Southwestern
                                     University Proj., Rev., 6.25%, 2009                          840        912
                                   Grapevine-Colleyville, School District, Rev., zero
                                     coupon, 2007 to 2014                                      37,365     22,391
                                   Harris County:
                                     Gen. Oblg., 5.00%, 2014                                    3,235      3,276
                                     Hospital District, Mortgage Rev., 7.40%, 2010              6,940      8,334
                                     Toll Road Unlimited Tax and Subordinate Lien, Rev.,
                                       6.75%, 2014                                             15,000     16,248
                                   Health Facilities Dev., St. Joseph Hospital, Rev., 5.25%,
                                     2012 to 2014                                               6,795      6,943
                                   Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012        785        803
                                   Houston:
                                     Airport System Rev., Sub Lien, 5.25%, 2011                16,025     16,675
                                     Brazos River Authority, Rev., 5.125%, 2019 to 2020        15,330     15,305
                                     Higher Education Finance Corp., University of St.
                                       Thomas, Rev., 7.25%, 2007                                1,445      1,563
                                     School District, Gen. Oblg., zero coupon to 5.00%, 2010
                                       to 2020                                                 44,250     24,608
                                     Water and Sewer Junior Lien, Rev., 5.50%, 2016             3,000      3,149
                                   Irving, School District, Gen. Oblg., zero coupon, 2013       6,190      3,141
                                   Killeen, School District, Gen. Oblg., 5.00%, 2018            6,500      6,480
                                   Laredo, Gen. Oblg., 5.125%, 2014                             3,180      3,239
                                   Public Finance Auth., Gen. Oblg., zero coupon, 2012 and
                                     2014                                                      10,000      4,808
                                   Rio Grande Valley, Health Facilities Dev. Corp., Golden
                                     Palms Retirement and Health Center, Rev., 6.40%, 2012      3,700      4,019
                                   Round Rock, School District, Gen. Oblg., zero coupon,
                                     2008                                                       5,020      3,305
                                   Sabine River Auth., Texas Utilities Electric Company,
                                     Rev., 6.10%, 2018                                         30,200     33,257
                                   San Antonio, Electric and Gas Utility System, Rev.,
                                     5.25%, 2014                                                1,500      1,557
                                   Spring, Independent School District, Gen. Oblg., 5.30%,
                                     2022                                                       4,535      4,594
                                   State Municipal Power Agency, Rev., zero coupon, 2013 and
                                     2014                                                      14,555      7,084
                                   State Veteran's Land Bonds, Gen. Oblg., 6.40%, 2024          8,550      9,241
                                   State Water Financial Assistance, Gen. Oblg., 5.00%, 2014    7,570      7,674
                                   Titus County Hospital District Improvement, Rev., 6.125%,
                                     2013                                                       6,700      6,918
                                   Travis County Housing Finance Corp., Residential
                                     Mortgage, Senior Lien, Rev., 7.00%, 2011                     290        309
                                   Turnpike Auth., President George Bush Turnpike, Rev.,
                                     zero coupon, 2010                                          3,000      1,819
                                   Waxahachie Independent School Dist., Gen. Oblg., zero
                                     coupon, 2009 through 2013                                  9,300      5,122
                                   ---------------------------------------------------------------------------------
                                                                                                         331,241
--------------------------------------------------------------------------------------------------------------------

ILLINOIS--9.1%                     Chicago:
                                     Board of Education, Gen. Oblg., zero coupon to 6.25%,
                                       2009 through 2027                                       54,960     43,151
                                     Gas Supply, Peoples Gas, Light and Coke Company, Rev.,
                                       8.10%, 2020                                              8,250      8,786
                                     Gen. Oblg., 5.25% and 5.50%, 2014 and 2028                 7,400      7,947
                                     Water Rev., zero coupon, 2012                              6,350      3,281
                                   Cook County, Gen. Oblg., 6.50% , 2014                       18,560     22,010

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                (a)Cook County, Gen. Oblg., 7.87% , 2013                      $10,610   $ 14,454
                                   Dev. Finance Auth.:
                                     Adventist Health System/Sunbelt, Rev., 5.50%, 2020        10,000      9,887
                                     McGaw YMCA-Evanston Proj., Rev., 7.50%, 2013               3,750      4,274
                                     Pollution Control, Commonwealth Edison Company Proj.,
                                       Rev., 6.75%, 2015                                       16,780     18,946
                                   Harvard, Multifamily Housing, Northfield Court, Rev.,
                                     8.80%, 2008                                                3,800      4,064
                                   Health Facilities Auth.:
                                     South Suburban Hospital, Rev., 7.00%, 2009                 4,695      5,417
                                     Rush-Presbyterian Hospital, Rev., 5.25%, 2012 to 2014     19,858     20,115
                                   Lake Cook Community School District, Kane and McHenry
                                     Counties, Gen. Oblg., 6.30%, 2017                          1,885      2,181
                                   Metropolitan Pier & Exposition Auth., McCormick Place
                                     Expansion, Rev., zero coupon, 2008 through 2018           46,305     25,525
                                   O'Hare International Airport:
                                     General Rev., 6.00% and 6.375%, 2012                      20,000     21,936
                                     International Terminal, Special Rev., 6.75%, 2018         23,350     25,274
                                   Regional Transportation Auth., Gen. Oblg., 6.70%, 2021      25,800     31,515
                                   Sports Facilities Auth., Rev., 7.875%, 2010                  2,990      3,075
                                   St. Charles, Wessel Court Proj., Multifamily Housing
                                     Rev., 7.60%, 2024                                          3,735      3,882
                                   State Sales Tax Rev., 5.00%, 2017                            4,070      4,058
                                   University Park, Governors Gateway Industrial Park, Tax
                                     Increment Rev., 8.50%, 2011                                2,690      3,053
                                   Will County, Community School District, Gen. Oblg., zero
                                     coupon, 2015                                               8,000      3,465
                                   ---------------------------------------------------------------------------------
                                                                                                         286,296
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY--6.2%                   Atlantic City, Board of Education, Gen. Oblg., 6.00% and
                                     6.10%, 2013 and 2014                                       9,100     10,415
                                   Economic Development Auth., Rev., 5.875%, 2026               1,000      1,019
                                   Elizabeth, Gen. Oblg., zero coupon, 2005 and 2006            6,250      4,815
                                   Essex County, Property and Equipment Improvement Leasing
                                     Program, Rev., 6.50%, 2012                                 4,050      4,457
                                   Health Care Facilities Financing Auth.:
                                     Atlantic City Medical Center, Rev., 6.80%, 2011            6,840      7,456
                                     Southern Ocean County Hospital, Rev., 6.125%, 2013         3,735      3,905
                                   Jersey City Sewer Auth., Rev., 4.50%, 2019                  13,000     12,135
                                   Salem Pollution Control Financing Auth., Rev., 5.70% and
                                     6.20%, 2028 and 2030                                      20,000     22,126
                                   Transportation Trust Fund Auth., Gen. Oblg., 5.00% and
                                     5.50%, 2017 and 2015                                      26,085     26,339
                                (a)Turnpike Auth., Rev., 7.93%, 2016                           20,500     28,173
                                   Turnpike Auth., Rev., 6.20% to 10.375%, 2003 through 2016   62,275     72,712
                                   ---------------------------------------------------------------------------------
                                                                                                         193,552
--------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--4.8%                 Allegheny County, Airport, Rev., 5.75%, 2013 and 2014       10,825     11,821
                                   Armstrong County Hospital Auth., St. Francis Medical
                                     Center Proj., Rev., 6.25%, 2013                           11,350     12,254
                                   Bethlehem, School District, Gen. Oblg., 5.00%, 2018          6,750      6,721
                                   Columbia County, Industrial Dev. Auth., First Mortgage
                                     Rev., 9.00%, 2014                                          1,555      1,604
                                   Convention Center Auth., Rev., 6.70% and 6.75%, 2014 and
                                     2019                                                      12,525     13,937
                                   Erie, Gen. Oblg., zero coupon, 2007 and 2008                 7,260      4,798
                                   Hazelton-Saint Joseph Medical Center, Rev., 6.125% and
                                     6.20%, 2016 and 2026                                       3,780      3,954

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Health Services Auth., Jeannette District Memorial
                                     Hospital, Rev., 6.00%, 2018                              $   945   $    981
                                   Higher Education Facilities, Ursinus College, Rev., 5.85%
                                     and 5.90%, 2017                                            4,875      5,098
                                   McKean County Hospital Auth., Bradford Hospital Proj.,
                                     Rev., 5.95% and 6.10%, 2008 and 2020                       8,300      8,754
                                   Montgomery County, Retirement-Life Communities, Rev.,
                                     5.25%, 2028                                               14,000     13,402
                                   New Castle Area Hospital Auth., Rev., 6.00%, 2010              845        947
                                   Philadelphia:
                                     Gas Works Rev., 6.375%, 2014                              31,080     33,905
                                     Intergovernmental Coop. Auth., Funding Program, Special
                                       Tax Rev., 5.25%, 2013                                   13,950     14,385
                                     Municipal Auth., Lease Rev., 6.25% and 6.30%, 2013 and
                                       2017                                                     4,800      5,108
                                     Parking Auth., Airport Improvement Rev., 5.50%, 2018       6,250      6,499
                                   Southeastern Transportation Auth., Rev., 5.25%, 2012 and
                                     2016                                                       5,000      5,197
                                   ---------------------------------------------------------------------------------
                                                                                                         149,365
--------------------------------------------------------------------------------------------------------------------

CALIFORNIA--4.7%                   Alameda Transit Corridor Auth., Senior Lien, Rev.,
                                     5.125%, 2018                                               5,500      5,597
                                   Foothill/Eastern Transit Corridor Agcy., Tollroad Rev.,
                                     5.00% to 6.50%, 2016 through 2035                         54,575     59,989
                                   Murrieta Valley School District, Gen. Oblg., zero coupon,
                                     2012 and 2014                                              8,475      4,284
                                   Public Works Board, Community Colleges, Lease Rev.,
                                     5.25%, 2015                                               11,920     12,409
                                   San Diego:
                                     Industrial Dev. Auth., Rev., 6.10%, 2019                  14,600     15,832
                                     Water Utility System, Rev., 5.00%, 2021                    5,000      4,970
                                   San Francisco, International Airport Rev., 5.50%, 2014       4,065      4,328
                                   San Joaquin Hills, Rev., zero coupon, 2013 through 2021     50,200     25,675
                                   State, Gen. Oblg., 5.00%, 2017                              14,460     14,542
                                   ---------------------------------------------------------------------------------
                                                                                                         147,626
--------------------------------------------------------------------------------------------------------------------

COLORADO--4.5%                     Arapahoe County, Public Highway Auth., Rev., zero coupon
                                     to 5.75%, 2012 through 2025                               72,815     39,394
                                (a)Arapahoe County, Public Highway Auth., Rev., 6.55%,
                                     2014                                                       6,850      8,343
                                   City and County of Denver:
                                     Airport System Rev., 5.60% to 8.75%, 2005 through 2023    42,440     46,632
                                     Gen. Oblg., zero coupon to 6.50%, 2008 through 2010       16,475     14,044
                                   Douglas County School District No. 1, Douglas and Elbert
                                     Counties, Gen. Oblg., 7.00% and 6.50%, 2013 and 2016      10,715     13,242
                                   Health Facilities Auth., Covenant Retirement Communities,
                                     Inc., Rev., 6.75%, 2015 and 2025                           5,900      6,559
                                   Housing Finance Auth., Single Family Mortgage Rev.,
                                     7.65%, 2022                                                  345        358
                                   Metropolitan Wastewater Reclamation District, Gen. Oblg.,
                                     6.00%, 2010                                               11,505     12,176
                                   ---------------------------------------------------------------------------------
                                                                                                         140,748
--------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS--4.0%                Bay Transit Auth., General Transportation System, Rev.,
                                     5.25% to 6.20%, 2015 through 2026                         22,915     26,125
                                   Consolidated Loan Series B, Gen. Oblg., zero coupon to
                                     6.50%, 2011 through 2018                                  16,940     15,872
                                   Federal Highway Improvements, Fuel Sales Tax Rev., zero
                                     coupon, 2014                                              27,680     12,744

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Municipal Wholesale Electric Company, Power Supply
                                     System, Rev., 6.00% to 6.75%, 2011 through 2018          $37,055   $ 39,934
                                   Port Auth., Rev., 13.00%, 2013                               1,500      2,502
                                   State Anticipation Notes, Rev., 5.125%, 2013 and 2014        8,570      8,809
                                   Turnpike Auth., Rev., zero coupon, 2015 through 2021        44,000     19,029
                                   ---------------------------------------------------------------------------------
                                                                                                         125,015
--------------------------------------------------------------------------------------------------------------------

FLORIDA--2.7%                      Broward County, Waste Energy Company, Rev., 7.95%, 2008     11,665     12,298
                                   Dade County:
                                     Gen. Oblg., zero coupon, 2014                              3,445      1,590
                                     Miami International Airport, Rev., 5.125%, 2014            4,100      4,170
                                     School District, Gen. Oblg., 5.375%, 2013                  5,000      5,373
                                   Department of Transportation, Gen. Oblg., 5.00%, 2019        8,500      8,451
                                   Greater Orlando Aviation Auth., Rev., 5.125%, 2016           5,000      5,024
                                   Hillsborough County, Industrial Dev. Auth., Tampa
                                     Electric, Rev., 8.00%, 2022                               10,000     11,378
                                   Jacksonville Health Facilities Auth., Baptist Medical
                                     Center, Rev., 11.50%, 2012                                    85        143
                                   Lakeland, Electric and Water System, Rev., zero coupon,
                                     2009                                                       2,000      1,246
                                   Orange County, Health Facilities Auth., Rev., 6.25%, 2016
                                     and 2021                                                   7,000      8,138
                                   Orlando Utilities Commission, Water and Electrical Rev.,
                                     6.75%, 2017                                                3,500      4,247
                                   Palm Beach County, Solid Waste Auth., Rev., zero coupon,
                                     2013                                                      20,000      9,912
                                (a)Sunrise, Utility System Rev., zero coupon, 2018              5,000      5,728
                                   Tampa, Solid Waste System, Rev., 5.25%, 2014 and 2015        8,320      8,587
                                   ---------------------------------------------------------------------------------
                                                                                                          86,285
--------------------------------------------------------------------------------------------------------------------

OHIO--2.1%                         Building Auth.:
                                     Highway Safety Building Fund Proj., Rev., 5.60%, 2015      3,340      3,549
                                     Juvenile Correctional Facility Proj., Rev., 5.125% to
                                       5.25%, 2014 to 2018                                     13,285     13,360
                                   Butler County, Middletown Hospital, Hospital Facilities
                                     Rev., 4.75%, 2018                                          2,500      2,344
                                   City of Springdale, Hospital Facilities First Mortgage,
                                     Southwestern Ohio Seniors Services, Rev., 6.00%, 2018      1,250      1,283
                                   Cleveland:
                                     Public Power System Improvement, First Mortgage, Rev.,
                                       7.00%, 2017                                                850        929
                                     Waterworks Improvement First Mortgage, Rev., 6.50%,
                                       2011                                                       385        419
                                   Cuyahoga County, Port Auth., Rev., 6.00%, 2007               1,250      1,279
                                   Dublin City School District, Gen. Oblg., zero coupon,
                                     2010                                                         500        292
                                   Gen. Oblg., zero coupon, 2007                                7,125      4,964
                                   Hamilton County, Recreational Facilities Improvements,
                                     Rev., 5.375%, 2010                                         6,200      6,641
                                   Lucas County Health Facilities Rev., 6.625% and 6.75%,
                                     2014 and 2020                                              4,000      4,361
                                   Marion County Health Care Facilities and Improvement,
                                     United Church Homes Proj., Rev., 6.375% and 6.30%, 2010
                                     and 2015                                                   6,900      7,239
                                   Village of Green Springs, St. Francis Health Care Center
                                     Proj., Rev., 7.00% and 7.125%, 2014 and 2025               8,640      8,451
                                   Water Development Auth., Bay Shore Power Proj., Rev.,
                                     5.875%, 2020                                               1,550      1,582

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Willoughby Industrial Dev. Auth., Rev., 6.875%, 2016       $ 2,250   $  2,481
                                   Worthington City School District, Gen. Oblg., 6.375%,
                                     2012                                                       6,210      6,742
                                   ---------------------------------------------------------------------------------
                                                                                                          65,916
--------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA--2.0%               Eastern Municipal Power Agcy., Power System, Rev., 6.00%,
                                     2022                                                      18,775     21,211
                                   Municipal Power Agcy., Catawba Electric, Rev., 5.50%,
                                     2014                                                       3,660      3,955
                                   Public School Buildings Proj., Gen. Oblg., 4.60%, 2012
                                     and 2013                                                  37,000     36,887
                                   ---------------------------------------------------------------------------------
                                                                                                          62,053
--------------------------------------------------------------------------------------------------------------------

WISCONSIN--1.8%                    Health and Educational Facilities Auth., Aurora Health
                                     Care, Rev., 5.60%, 2029                                   11,500     11,335
                                   Kenosha, Gen. Oblg., zero coupon, 2008                       6,885      4,429
                                   New London School District, Gen. Oblg., 5.00% to 5.25%,
                                     2009 through 2012                                          8,555      8,823
                                   Southeast Wisconson Professional Baseball, Park District,
                                     Rev., 5.50%, 2014 through 2021                            13,530     14,568
                                   Transportation Board, Rev., 5.50%, 2014 through 2016        16,490     17,775
                                   ---------------------------------------------------------------------------------
                                                                                                          56,930
--------------------------------------------------------------------------------------------------------------------

MICHIGAN--1.6%                     Building Auth., Rev., 5.25% and 6.75%, 2014 and 2011        13,275     14,202
                                   Detroit:
                                     City School District, Gen. Oblg., 5.25%, 2012 to 2016      2,415      2,549
                                     Gen. Oblg., 5.375% to 6.25%, 2010                          5,705      6,180
                                   Higher Education Facilities Auth., Calvin College Proj.,
                                     Rev., 5.55%, 2017                                          1,465      1,480
                                   Hospital Finance Auth.:
                                     Gratiot Community Hospital, Rev., 6.10%, 2007              2,250      2,396
                                     McLaren Oblg. Group, Rev., 5.75% and 4.50%, 2018 and
                                       2021                                                    23,865     21,701
                                     Tawas City, St. Joseph Health System, Rev., 5.60%, 2013    2,875      2,858
                                   ---------------------------------------------------------------------------------
                                                                                                          51,366
--------------------------------------------------------------------------------------------------------------------

TENNESSEE-- 1.6%                   Housing Dev. Agcy., Mortgage Finance Program, Rev., 7.05%
                                     and 7.125%, 2020 and 2026                                 23,800     25,528
                                   Metropolitan Nashville Airport Auth., Airport
                                     Improvement, Rev., 5.00% to 6.60%, 2012 through 2015      17,250     17,779
                                   Shelby County, Gen. Oblg., zero coupon, 2012 through 2014   11,815      5,894
                                   ---------------------------------------------------------------------------------
                                                                                                          49,201
--------------------------------------------------------------------------------------------------------------------

MISSOURI-- 1.5%                    Clarence Cannon Wholesale Water Commission, Water Rev.,
                                     6.00%, 2020                                               10,000     10,182
                                   Health and Educational Facilities Auth., Rev., 5.00% and
                                     5.75%, 2013 and 2017                                      10,845     11,031
                                   Sikeston, Electric System, Rev., 6.20%, 2010                 6,870      7,928
                                   St. Louis:
                                     Regional Convention & Sports Complex Auth., Rev.,
                                       7.90%, 2021                                                240        264
                                     Scullin Redev. Proj., Tax Increment Rev., 10.00%, 2010     8,050     10,140
                                     St. Louis International Airport, Rev., 5.125%, 2013        6,385      6,578
                                   ---------------------------------------------------------------------------------
                                                                                                          46,123
--------------------------------------------------------------------------------------------------------------------

UTAH--1.4%                         Housing Finance Agcy., Single Family Mortgage Rev.,
                                     8.625%, 2019                                                 160        162
                                   Intermountain Power Agcy., Power Supply System, Rev.,
                                     5.75%, 2019                                               33,910     36,279

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                (a)Intermountain Power Agcy., Power Supply System, Rev.,
                                     5.725%, 2012 and 2014                                    $ 6,500   $  6,964
                                   West Valley City, Salt Lake County Excise Tax, Rev.,
                                     10.625%, 2004                                                760        901
                                   ---------------------------------------------------------------------------------
                                                                                                          44,306
--------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--1.4%         Gen. Oblg., 6.00%, 2013 through 2017                        10,655     11,969
                                   Metropolitan Washington Airports Auth., Airport System
                                     Rev., 7.60%, 2014                                          3,000      3,222
                                   Redevelopment Land Agcy., Sports Arena Special Tax, Rev.,
                                     5.625%, 2010                                               6,760      7,020
                                   Water and Sewer Auth., Rev., 6.00%, 2013 through 2016       19,000     21,388
                                   ---------------------------------------------------------------------------------
                                                                                                          43,599
--------------------------------------------------------------------------------------------------------------------

ARKANSAS--1.4%                     Jonesboro Residential Housing & Health Care Facilities
                                     Board, Rev., 5.80%, 2012                                   4,025      4,370
                                   North Little Rock, Electric System, Rev., 6.50%, 2010 and
                                     2015                                                      32,830     38,791
                                   ---------------------------------------------------------------------------------
                                                                                                          43,161
--------------------------------------------------------------------------------------------------------------------

NEVADA--1.2%                       Gen. Oblg., 5.00%, 2011 through 2022                        27,075     27,317
                                   Humboldt County, Pollution Control, Idaho Power Company,
                                     Rev., 8.30%, 2014                                          9,650     11,334
                                   ---------------------------------------------------------------------------------
                                                                                                          38,651
--------------------------------------------------------------------------------------------------------------------

ALASKA--1.2%                       Energy Auth., Bradley Lake Hydroelectric Power, Rev.,
                                     7.25%, 2016                                                4,675      4,816
                                   Matanuska-Susitna Borough, Gen. Oblg., 5.25%, 2011 to
                                     2014                                                       4,315      4,488
                                   Municipality of Anchorage, Municipal Light and Power,
                                     Electric Rev., 6.50%, 2015                                 5,000      5,958
                                   North Slope Borough, Gen. Oblg., zero coupon, 2008 and
                                     2009                                                      35,700     23,088
                                   ---------------------------------------------------------------------------------
                                                                                                          38,350
--------------------------------------------------------------------------------------------------------------------

GEORGIA--1.2%                      Fulton-DeKalb Hospital Auth., Rev., 6.55% and 6.60%, 2018
                                     and 2028                                                   3,870      4,079
                                   Housing and Finance Auth., Rev., 6.25%, 2028                14,510     15,570
                                   Metropolitan Atlanta Rapid Transit Auth., Rev., 5.10% and
                                     5.625%, 2020                                               8,040      8,303
                                   Municipal Electric Auth., Power Rev., 6.60%, 2018            8,500     10,150
                                   ---------------------------------------------------------------------------------
                                                                                                          38,102
--------------------------------------------------------------------------------------------------------------------

WASHINGTON--1.1%                   Grant County, Public Utility Dist., Electric Rev., 5.25%,
                                     2014                                                       5,900      6,108
                                   King County, Gen. Oblg., 6.625% and 6.25%, 2015 and 2032    18,840     21,520
                                   Public Power Supply System, Nuclear Proj. #3, Rev.,
                                     5.375%, 2015                                               5,410      5,545
                                   ---------------------------------------------------------------------------------
                                                                                                          33,173
--------------------------------------------------------------------------------------------------------------------

OKLAHOMA--1.0%                     Development Financing Auth., Hillcrest Healthcare System,
                                     Rev., 5.625%, 2029                                        23,500     23,403
                                   Valley View Hospital Auth., Rev., 5.75% and 6.00%, 2006
                                     and 2014                                                   7,040      7,295
                                   Woodward Municipal Auth., Hospital Rev., 6.45%, 2014         2,070      2,189
                                   ---------------------------------------------------------------------------------
                                                                                                          32,887

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
STATES LESS THAN ONE               AL, Birmingham-Jefferson Civic Center Auth., Capital
PERCENT--7.9%                        Outlay, Special Tax Rev., 7.40%, 2008                    $12,000   $ 12,280
                                   AZ, City of Phoenix, Gen. Oblg., 6.375%, 2013                7,400      8,058
                                   AZ, Salt River Proj., Rev., 6.25%, 2019                      8,000      8,591
                                   CT, Greenwich Housing Auth., Rev., 6.35%, 2027               2,640      2,723
                                   HI, City and County of Honolulu, Wastewater System, Rev.,
                                     zero coupon, 2011 to 2015                                 16,980      8,390
                                (a)HI, Gen. Oblg., 6.15%, 2014                                  6,195      6,867
                                   IA, Finance Auth., GNMA Mortgage-Backed Securities
                                     Program, Single Family Mortgage Rev., 7.90%, 2022          1,630      1,687
                                   IN, Fort Wayne, Hospital Auth., Rev., 5.00%, 2013            4,810      4,846
                                   IN, Health Facility Financing Auth., Fayette Memorial
                                     Hospital, Rev., 7.20%, 2022                                1,800      1,934
                                   IN, Transportation Financing Auth., Highway Rev.,
                                     7.25%, 2015                                                4,000      5,006
                                   IN, Trustees of Purdue University, Student Fees, Rev.,
                                     5.25%, 2010 to 2103                                        3,660      3,878
                                   KY, Hopkins County, The Trover Clinic Foundation, Rev.,
                                     6.625%, 2011                                               4,000      4,327
                                   KY, Kenton County Airport Board, Greater Cincinnati
                                     International Airport, Rev., 6.30%, 2015                   6,250      6,989
                                   KY, Turnpike Auth., Toll Road, Rev., 8.50%, 2004               780        703
                                   LA, Centenary College of Louisiana Project, Rev., 5.75%
                                     and 5.90%, 2012 and 2017                                   2,000      2,091
                                   LA, Jefferson, Special Sales Tax Rev., zero coupon, 2014
                                     to 2016                                                   17,265      7,517
                                   LA, New Orleans, Gen. Oblg., 5.125% to 5.50%, 2012 to
                                     2022                                                      16,370     17,119
                                   LA, Parish School Board of the Parish of Jefferson, Sales
                                     Tax, Gen. Oblg., 6.25%, 2008                              11,000     11,893
                                   MD, Health & Higher Educational Facilities Auth.,
                                     Doctors' Community Hospital Proj., Rev., 5.75%, 2013       6,785      6,931
                                   MD, Northeast Maryland Waste Disposal Auth., Southwest
                                     Resource Recovery Facility, Rev., 7.20%, 2006              1,500      1,723
                                   MD, Stadium Auth., Sports Facilities Lease Rev., 7.60%,
                                     2019                                                      17,200     18,023
                                   ME, Health and Higher Education Facilities Auth., Rev.,
                                     7.10%, 2014                                                2,750      3,197
                                   MN, New Hope, Housing and Health Care Facilities Auth.,
                                     Rev., 5.875% and 5.90%, 2029 and 2019                      4,035      4,002
                                   MS, Jones County, South Central Regional Medical Center
                                     Proj., Rev., 5.50%, 2017                                   2,055      2,028
                                   MT, Board of Housing, Rev., 6.15%, 2030                     10,420     11,024
                                   ND, Housing Finance Agcy., Single Family Mortgage
                                     Program, Rev., 8.05%, 2024                                   605        627
                                   NE, Investment Finance Auth., Rev., 6.70% and 6.30%, 2026
                                     and 2028                                                   6,500      6,953
                                   NE, Omaha Public Power District Electric System, Rev.,
                                     6.20%, 2017                                                4,700      5,387
                                   NE, Scotts Bluff County Hospital Authority, Regional West
                                     Medical Center, Rev., 6.45%, 2004                          2,325      2,493
                                   NH, Higher Education and Health Facilities Auth.,
                                     Havenwood - Heritage Heights Issue, Rev., 7.35% and
                                     7.45%, 2018 and 2025                                       6,500      7,088
                                   NM, Farmington, Pollution Control Rev., 5.70% to 6.40%,
                                     2016 through 2023                                          9,000      9,601
                                   NM, Health Care, Ltd. Proj., Rev., 9.75%, 2014               1,310      1,358
                                   NM, Los Alamos County, Utility System, Rev., 6.10%, 2010     4,400      4,856
                                   NM, Socorro Hospital System, Southwest Community Health
                                     Services, Rev., 10.00%, 2003                               1,080      1,239
                                   NM, Southwest Community Health Services, Rev., 10.00%,
                                     2003                                                         805        924

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



--------------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL AMOUNT OR
                                   ISSUER                                         NUMBER OF CONTRACTS     VALUE
--------------------------------------------------------------------------------------------------------------------
                                   NM, Truth or Consequences, Nursing Home Improvement,
                                     Sierra Health Care, Inc., Rev., 9.75%, 2014             $   875    $    904
                                   SC, Charleston County, Public Facilities Corp.,
                                     Certificates of Participation, Rev., 6.875% and 7.00%,
                                     2014 and 2019                                               355         402
                                   SC, Darlington County, Carolina Power & Light Company
                                     Proj., Pollution Control, Rev., 6.60%, 2010               7,500       8,321
                                   SC, Grand Strand, Water and Sewer, Rev., 6.375%, 2012       5,000       5,872
                                   SC, Santee Cooper, Public Service Auth., Rev., 6.25%,
                                     2022                                                      7,000       7,812
                                   VA, Henrico County, Sewer and Water System, Rev., 5.25%,
                                     2012                                                      1,000       1,052
                                   VA, Richmond, Gen. Oblg., 6.25%, 2018                       2,665       2,825
                                   VA, State Public School Financing Auth., Rev., 5.00%,
                                     2015                                                      5,275       5,327
                                   WY, Community Dev. Auth., Rev., 6.35%, 2029                 4,755       5,093
                                   WY, Community Dev. Auth., Single Family Mortgage Rev.,
                                     8.125%, 2021                                                550         571
                                   PR, Public Finance Corp., Rev., 5.375%, 2016 and 2017       8,850       9,445
                                   ---------------------------------------------------------------------------------
                                                                                                         249,977
                                   ---------------------------------------------------------------------------------
                                   TOTAL OTHER MUNICIPAL OBLIGATIONS--85.5%                            2,685,963
                                   ---------------------------------------------------------------------------------
                                   ---------------------------------------------------------------------------------
                                   TOTAL MUNICIPAL OBLIGATIONS--96.7%
                                   (Cost: $2,868,288)                                                  3,038,202
                                   ---------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

MONEY MARKET
INSTRUMENTS--3.3%                  Yield--3.00% to 3.45%
                                   Due--April 1999
                                   (Cost: $102,710)                                          102,710     102,710
--------------------------------------------------------------------------------------------------------------------

LONG PUT OPTION                    U.S. Treasury Bond Futures
                                   May 1999, 120
                                   (Cost: $950)                                                1,037cts.   1,329
                                   ---------------------------------------------------------------------------------
                                   TOTAL INVESTMENT PORTFOLIO--100%
                                   (Cost: $2,971,948)                                                  3,142,241
                                   ---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Inverse floating rate notes (instruments whose yields have an inverse relationship to benchmark interest rates.)

Based on the cost of investments of $2,971,948,000 for federal income tax purposes at March 31, 1999, the gross unrealized appreciation was $177,643,000, the gross unrealized depreciation was $7,350,000 and the net unrealized appreciation on investments was $170,293,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND
Portfolio of Investments at March 31, 1999 (unaudited)
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                               PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL AND
  INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, Gen. Oblg., 6.875%, to be called 1-15-00 @
                                     102                                                      $   100   $    105
                                   Bay Transportation Auth., MA, Rev., 7.625%, to be called
                                     3-1-00 @ 102                                                 115        122
                                   Local Assistance Corp., NY, Rev., 7.00%, to be called
                                     4-1-01 @ 102                                                 100        109
                                   Coconino County, AZ, Industrial Development Auth., Health
                                     Care Rev., 9.25%, to be called 6-1-01 @ 102                  285        320
                                   Philadelphia, PA, Gas Works Rev., 7.70%, to be called
                                     6-15-01 @ 102                                                120        133
                                   Gen. Oblg., MA, 7.00%, to be called 7-1-01 @ 102               275        300
                                   Arlington County, VA, Industrial Dev. Auth., Arlington
                                     Hospital, Rev., 7.125%, to be called 9-1-01 @ 102             90         99
                                   Health and Higher Education Facilities Auth., ME, Rev.,
                                     6.50% to be called 7-1-04 @ 102                              100        114
                                   Lexington-Fayette County, KY, Gen. Oblg., 6.50% to be
                                     called 11-1-04 @ 102                                         300        344
                                   Trustees of Purdue University, IN, Student Fees, Rev.,
                                     6.70%, to be called 1-1-05 @ 103                             250        289
                                   Detroit, MI, Gen. Oblg., 6.70%, to be called 4-1-05 @ 101      300        345
                                   Arapahoe County, CO, Capital Improvement, Highway, Rev.,
                                     6.90% to be called 8-31-05 @ 103                             300        356
                                   ---------------------------------------------------------------------------------
                                   TOTAL ADVANCE REFUNDED OBLIGATIONS--9.4%                                2,636
                                   ---------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------
NEW YORK--12.6%                    Long Island, Power Auth., Electric Systems Rev., 5.50%,
                                     2013                                                       1,000      1,085
                                   New York City:
                                     Gen. Oblg., 5.75% to 6.50%, 2002 through 2003                200        215
                                     Industrial Dev. Auth., USTA National Tennis Center Inc.
                                       Proj., Rev., 6.10%, 2004                                   200        222
                                   Niagara Falls, Water Treatment Plant, Rev., 6.40%, 2004        100        112
                                   Port Auth., of New York and New Jersey, JFK International
                                     Air Terminal LLC Proj., Rev., 6.10%, 2004                    500        571
                                   Thruway Auth., Local Highway and Bridge Service Contract,
                                     Gen. Oblg., 6.00%, 2002                                      265        280
                                   Triborough Bridge and Tunnel Auth., Rev., 5.125%, 2010       1,000      1,054
                                   ---------------------------------------------------------------------------------
                                                                                                           3,539

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                               PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
OHIO--10.4%                        Building Auth., Adult Correctional Building Fund Proj.,
                                     Gen. Oblg., 6.125%, 2010                                 $   400   $    441
                                   Cleveland:
                                     Gateway Economic Dev. Corp., Rev., 7.50%, 2005               400        435
                                     Water Works Systems, Rev., 6.125%, 2003                      450        485
                                   County of Athens, Inn-Ohio of Athens, Inc. Proj.,
                                     Economic Dev. Rev., 6.25%, 2011                              220        232
                                   Higher Education Facility Commission, The University Of
                                     Findlay 1996 Proj., Rev., 5.75%, 2007                        375        402
                                   Lucas County Health Facilities, Rev., 6.10%, 2006              300        323
                                   Marion County, Health Care Facilities Refunding and
                                     Improvement, United Church Homes, Inc. Proj., Rev.,
                                     6.30%, 2015                                                  250        262
                                   Water Dev. Auth., Pure Water Improvement Proj., Rev.,
                                     5.75% and 5.50%, 2003 and 2008                               305        331
                                   ---------------------------------------------------------------------------------
                                                                                                           2,911
--------------------------------------------------------------------------------------------------------------------
TEXAS--9.3%                        Fort Worth, Water and Sewer Rev., 5.90%, 2001                   80         83
                                   Harris County, Criminal Justice Center, Gen. Oblg.,
                                     7.50%, 2004 and 2005                                         400        472
                                   Houston Higher Education Finance Corp., University of St.
                                     Thomas, Rev., 7.25%, 2007                                    100        108
                                   North Richland Hills, Gen. Oblg., 6.00%, 2002                  195        207
                                   Public Finance Auth., Building Rev., 5.875%, 2002              210        222
                                   San Antonio, Electric and Gas System, Rev., 5.125%, 2009     1,000      1,054
                                   Trinity River Auth., Ten Mile Creek System, Rev., 5.50%,
                                     2002                                                          70         74
                                   Waxahachie Independent School District, Gen. Oblg., zero
                                     coupon, 2009                                                 650        405
                                   ---------------------------------------------------------------------------------
                                                                                                           2,625
--------------------------------------------------------------------------------------------------------------------
MICHIGAN--5.9%                     Grand Rapids, Downtown Dev. Auth., Rev., 6.20%, 2004           175        194
                                   Higher Educational Facilities Auth., Rev., 5.40% and
                                     5.75%, 2006 and 2013                                         500        531
                                   Macomb County, Chippewa Valley Schools, Gen. Oblg.,
                                     7.00%, 2001                                                  350        374
                                   State Building Auth., Rev., zero coupon to 6.25%, 2000
                                     through 2007                                                 165        185
                                   State Hospital Finance Auth., Gratiot Community Hospital,
                                     Rev., 6.10%, 2007                                            350        373
                                   ---------------------------------------------------------------------------------
                                                                                                           1,657
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--5.2%                   Central Valley Financing Auth., Carson Ice-Gen Proj.,
                                     Cogeneration Proj. Rev., 6.00%, 2009                         250        267
                                   Los Angeles, Wastewater Systems, Rev., 5.00%, 2013             500        516
                                   Sacramento Cogeneration Auth., Procter & Gamble Proj.,
                                     Rev., 7.00%, 2004                                            200        226
                                   San Joaquin Hills Transportation Corridor Agcy., Toll
                                     Road, Rev., zero coupon, 2012                                825        455
                                   ---------------------------------------------------------------------------------
                                                                                                           1,464

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA--5.1%                      Broward County School District, Gen., Oblg., 6.00%, 2004   $    70   $     75
                                   Department of Natural Resources, Preservation 2000, Rev.,
                                     6.20%, 1999                                                   80         81
                                   Hillsborough County Aviation Auth., Tampa International
                                     Airport, Rev., 6.90%, 2011                                     5          5
                                   Orlando, Conroy Rd Interchange, Rev., 5.25%, 2005              250        248
                                   Tampa Health System - Catholic Health, Rev., 5.00%, 2001     1,000      1,034
                                   ---------------------------------------------------------------------------------
                                                                                                           1,443
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--5.1%                 Allegheny County Hospital Dev. Auth., Magee Women's
                                     Hospital, Rev., 6.25%, 2008                                  300        328
                                   Columbia County Industrial Dev. Auth., First Mortgage
                                     Rev., 9.00%, 2014                                            290        299
                                   Health Services Auth. of Hazleton, Hazleton-Saint Joseph
                                     Medical Center, Rev., 5.85%, 2006                            220        234
                                   Higher Educational Facilities Auth., Rev., 5.50%, 2007         265        280
                                   Intergovernmental Cooperation Auth., City of Philadelphia
                                     Funding Program, Rev., 6.00%, 2002                           285        301
                                   ---------------------------------------------------------------------------------
                                                                                                           1,442
--------------------------------------------------------------------------------------------------------------------
ILLINOIS--4.6%                     Chicago Emergency Telephone System, Gen. Oblg., 5.25%,
                                     2012                                                         500        524
                                   Health Facilities Auth., Franciscan Sisters Health Care
                                     Corp. Proj., Rev., 6.25%, 2002                               350        378
                                   McHenry and Lake County School District Number 15,
                                     Certificates of Participation, Rev., 6.125%, 2003             85         93
                                   McHenry and Lake County School District Number 118,
                                     School Improvements, Gen. Oblg., zero coupon, 2011           500        284
                                   ---------------------------------------------------------------------------------
                                                                                                           1,279
--------------------------------------------------------------------------------------------------------------------
NEW MEXICO--3.8%                   Rio Rancho Water and Wastewater System, Rev., 5.25%, 2007    1,000      1,069
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.8%               Horry County School District, Gen. Oblg., 7.00%, 2002          250        271
                                   York County School District, Gen. Oblg., 7.00%, 2004           460        522
                                   ---------------------------------------------------------------------------------
                                                                                                             793
--------------------------------------------------------------------------------------------------------------------
ARIZONA--2.6%                      Phoenix Civic Improvement Corp., Water System Rev.,
                                     6.375%, 2005                                                 495        557
                                   State University Board of Regents, Rev., 6.50%, 2001            85         90
                                   Transportation Board, Highway Rev., 6.10%, 2002                 70         75
                                   ---------------------------------------------------------------------------------
                                                                                                             722
--------------------------------------------------------------------------------------------------------------------
HAWAII--2.4%                       City and County of Honolulu, Gen. Oblg., 5.00%, 2007           500        525
                                   Gen. Oblg., 7.25%, 2000                                        145        153
                                   ---------------------------------------------------------------------------------
                                                                                                             678
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.3%                     Muskogee County, Gen. Oblg., 6.00%, 2001                        10         10
                                   Valley View Hospital Auth., Rev., 5.75%, 2006                  350        362
                                   Woodard Municipal Auth., Hospital, Rev., 5.60%, 2004           270        286
                                   ---------------------------------------------------------------------------------
                                                                                                             658
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.1%                   Middlesex County Utility Auth., Solid Waste System, Rev.,
                                     6.10%, 2001                                                  300        320
                                   Transportation Auth., Rev., 6.50%, 2011                        225        266
                                   ---------------------------------------------------------------------------------
                                                                                                             586

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                 PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
MISSOURI--1.9%                     State Health & Education Facilities Auth., Lake of the
                                     Ozarks, General Hospital Rev., 5.50% and 6.00%, 2001
                                     and 2006                                                 $   500   $    522
--------------------------------------------------------------------------------------------------------------------
UTAH--1.9%                         Intermountain Power Agcy., Power Supply System, Rev.,
                                     5.25%, 2012                                                  500        519
--------------------------------------------------------------------------------------------------------------------
NEVADA--1.2%                       Clark County, Motor Vehicle Fuel Tax Rev., 5.625%, 2002         70         74
                                   Gen. Oblg., 5.90%, 2001                                        250        262
                                   ---------------------------------------------------------------------------------
                                                                                                             336
--------------------------------------------------------------------------------------------------------------------
INDIANA--1.2%                      Johnson County Hospital Association, Rev., 6.50%, 2002         300        324
--------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.1%                     North Little Rock, Electric System, Rev., 6.00% and
                                     6.15%, 2001 and 2003                                         295        321
--------------------------------------------------------------------------------------------------------------------
LOUISIANA--1.1%                    Gen. Oblg., 7.00%, 2001                                        300        321
--------------------------------------------------------------------------------------------------------------------
STATES LESS THAN ONE               AK, Student Loan, Gen. Oblg., 5.55%, 2010                      200        212
PERCENT--4.8%                      CT, State, Gen. Oblg. 5.95%, 2000                                5          5
                                   D.C., Redev. Land Agency, Sports Arena Special Tax, Rev.,
                                     5.625%, 2010                                                 210        218
                                   GA, Atlanta International Airport, Rev., 6.50%, 2013            70         74
                                   KY, University of Kentucky, Consolidated Educational
                                     Building, Rev., 6.00%, 1999                                   70         70
                                   MA, Bay Transportation Auth., Rev., 6.50%, 2004                  5          6
                                   MA, Water Pollution Abatement Trust, SESD Loan Program,
                                     Rev., 6.20%, 2010                                             45         50
                                   MD, Howard County, Consolidated Public Improvement, Gen.
                                     Oblg., 6.90%, 1999                                            70         70
                                   ME, Health and Higher Education Facilities Auth., Rev.,
                                     6.30%, 2004                                                  160        178
                                   NE, Public Power District, Nuclear Facility, Rev., 5.70%,
                                     2004                                                          50         53
                                   NH, Higher Education and Health Facilities Auth.,
                                     Havenwood-Heritage Heights Issue, Rev., 7.10%, 2006          165        175
                                   WA, Tacoma, Electric System, Rev., 5.80%, 2004                  70         76
                                   P.R., Bank of Finance Agcy., Affordable Housing, Single
                                     Family Mortgage Rev., 5.90%, 2010                            165        174
                                   ---------------------------------------------------------------------------------
                                                                                                           1,361
                                   ---------------------------------------------------------------------------------
                                   TOTAL OTHER MUNICIPAL OBLIGATIONS--87.4%                               24,570
                                   ---------------------------------------------------------------------------------
                                   TOTAL MUNICIPAL OBLIGATIONS--96.8%
                                   (Cost: $25,960)                                                        27,206
                                   ---------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET                       Yield--3.10% to 3.15%
INSTRUMENTS--3.2%                  Due--April 1999
                                   (Cost: $900)                                                   900        900
                                   ---------------------------------------------------------------------------------
                                   TOTAL INVESTMENT PORTFOLIO--100%
                                   (Cost: $26,860)                                                      $ 28,106
                                   ---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $26,860,000 for federal income tax purposes at March 31, 1999, the gross unrealized appreciation was $1,259,000, the gross unrealized depreciation was $13,000 and the net unrealized appreciation was $1,246,000.

See accompanying Notes to Financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)
(IN THOUSANDS)

                                                                              INTERMEDIATE
                                                                MUNICIPAL      MUNICIPAL
                                                                   FUND           FUND
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------
Investments, at value
(Cost: $2,971,948 and $26,860)                                  $3,142,241       28,106
------------------------------------------------------------------------------------------
Cash                                                                   127           --
------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                  15,495          467
------------------------------------------------------------------------------------------
  Investments sold                                                   1,139          154
------------------------------------------------------------------------------------------
  Interest                                                          43,475          418
------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 3,202,477       29,145
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------

Cash overdraft                                                          --           16
------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                          2,473           18
------------------------------------------------------------------------------------------
  Fund shares redeemed                                               2,410          375
------------------------------------------------------------------------------------------
  Investments purchased                                             86,369        1,047
------------------------------------------------------------------------------------------
  Management fee                                                       951           24
------------------------------------------------------------------------------------------
  Administrative services fee                                          353           12
------------------------------------------------------------------------------------------
  Distribution services fee                                             52           12
------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               219            5
------------------------------------------------------------------------------------------
  Trustees' fees and other                                             618           29
------------------------------------------------------------------------------------------
    Total liabilities                                               93,445        1,538
------------------------------------------------------------------------------------------
NET ASSETS                                                      $3,109,032       27,607
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------

Paid-in capital                                                 $2,948,783       26,418
------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (10,044)         (57)
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                         170,293        1,246
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $3,109,032       27,607
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                   $3,014,678       19,863
------------------------------------------------------------------------------------------
  Shares outstanding                                               296,563        1,917
------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
 (net assets / shares outstanding)                              $    10.17        10.36
------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71%/2.83% of net asset value or 4.50%/2.75%
 of offering price)                                             $    10.65        10.65
------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                   $   82,462        4,957
------------------------------------------------------------------------------------------
  Shares outstanding                                                 8,133          478
------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                             $    10.14        10.36
------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                   $   11,892        2,787
------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,168          269
------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                             $    10.18        10.36
------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended March 31, 1999 (unaudited)
(IN THOUSANDS)

                                                                             INTERMEDIATE
                                                                MUNICIPAL     MUNICIPAL
                                                                  FUND           FUND
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------
  Interest income                                               $ 84,902          689
-----------------------------------------------------------------------------------------
Expenses:
  Management fee                                                   6,443           74
-----------------------------------------------------------------------------------------
  Administrative services fee                                      2,820           29
-----------------------------------------------------------------------------------------
  Distribution services fee                                          339           27
-----------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           1,055            9
-----------------------------------------------------------------------------------------
  Professional fees                                                   63           --
-----------------------------------------------------------------------------------------
  Reports to shareholders                                            247            4
-----------------------------------------------------------------------------------------
  Trustees' fees and other                                            65           16
-----------------------------------------------------------------------------------------
    Total expenses                                                11,032          159
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             73,870          530
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                              34,793           46
-----------------------------------------------------------------------------------------
  Net realized loss from futures transactions                         (5)          --
-----------------------------------------------------------------------------------------
Net realized gain                                                 34,788           46
-----------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments             (93,581)        (417)
-----------------------------------------------------------------------------------------
Net loss on investments                                          (58,793)        (371)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 15,077          159
-----------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended March 31, 1999 (unaudited) and year ended September 30, 1998 (IN THOUSANDS)

                                                                                            INTERMEDIATE
                                                             MUNICIPAL FUND                MUNICIPAL FUND
                                                       --------------------------      ----------------------
                                                          1999            1998           1999           1998
-------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------
  Net investment income                                $   73,870         157,912            530          966
-------------------------------------------------------------------------------------------------------------
  Net realized gain                                        34,788          56,655             46           85
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                   (93,581)         55,759           (417)         555
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       15,077         270,326            159        1,606
-------------------------------------------------------------------------------------------------------------
  Distribution from net investment income                 (73,870)       (157,912)          (530)        (966)
-------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                     (73,330)        (66,970)           (64)        (140)
-------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                          (147,200)       (224,882)          (594)      (1,106)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                               20,512         (41,022)         2,869        2,784
-------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (111,611)          4,422          2,434        3,284
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------------

Beginning of period                                     3,220,643       3,216,221         25,173       21,889
-------------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $3,109,032       3,220,643         27,607       25,173
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Municipal Bond Fund (Municipal Fund) and Kemper Intermediate Municipal Bond Fund (Intermediate Municipal Fund), collectively the funds, are the investment portfolios comprising the Kemper National Tax-Free Income Series (the trust). The trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             The funds offer four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none issued at March 31, 1999) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations the calculated mean between the most recent bid and asked quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. An exchange-traded options contract on securities, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the calculated mean. Lacking any calculated mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes premium and original issue discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific fund are allocated to that fund. Other trust expenses are allocated among the funds in proportion to their relative net assets.

NOTES TO FINANCIAL STATEMENTS

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each fund paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. Each fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. Each fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). The Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The
                             Municipal Fund paid a management fee of $6,443,000 for the six months ended March 31, 1999.

                             The Intermediate Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund paid a management fee of $74,000 for the six months ended March 31, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of each fund's Class A shares for the six months ended March 31, 1999 are as follows:

                                                                                           COMMISSIONS
                                                                                         RETAINED BY KDI
                                                                                         ---------------
                             Municipal Fund                                                 $211,000
                             Intermediate Municipal Fund                                      41,000

                             For services under the distribution services agreement, each fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of

NOTES TO FINANCIAL STATEMENTS

                             Class B and Class C shares. Distribution fees and CDSC for the six months ended March 31, 1999 are as follows:

                                                                                        DISTRIBUTION FEES
                                                                                             AND CDSC
                                                                                         RECEIVED BY KDI
                                                                                        ------------------
                             Municipal Fund                                                  $422,000
                             Intermediate Municipal Fund                                       76,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended March 31, 1999 are as follows:

                                                                        ASF PAID BY THE      ASF PAID BY
                                                                          FUND TO KDI     KDI TO AFFILIATES
                                                                        ---------------   -----------------
                             Municipal Fund                               $2,820,000            7,000
                             Intermediate Municipal Fund                      29,000               --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the trust. Under the agreement, for the six months ended March 31, 1999, KSvC received shareholder services fees as follows:

                             Municipal Fund                                              $  799,000
                             Intermediate Municipal Fund                                      7,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the trust are also officers or directors of Scudder Kemper. For the six months ended March 31, 1999, the trust made no payments to its officers and incurred trustees' fees aggregating $40,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the six months ended March 31, 1999, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                          INTERMEDIATE
                                                                       MUNICIPAL FUND    MUNICIPAL FUND
                                                                       --------------    --------------
                             Purchases                                   $1,217,389          4,445
                             Proceeds from sales                          1,315,163          1,177

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the funds (in thousands):

                                                        SIX MONTHS ENDED                   YEAR ENDED
                                                         MARCH 31, 1999                SEPTEMBER 30, 1998
                                                     ----------------------         -------------------------
                             MUNICIPAL FUND          SHARES        AMOUNT            SHARES         AMOUNT
                             --------------------------------------------------------------------------------
                             SHARES SOLD
                              Class A                 67,360      $ 700,766           93,268      $   974,757
                             --------------------------------------------------------------------------------
                              Class B                  1,423         14,759            2,704           28,166
                             --------------------------------------------------------------------------------
                              Class C                  4,084         42,348            4,263           44,493
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                  9,356         96,032           13,684          141,785
                             --------------------------------------------------------------------------------
                              Class B                    233          2,388              273            2,821
                             --------------------------------------------------------------------------------
                              Class C                     30            306               31              327
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                (75,644)      (786,086)        (113,073)      (1,180,570)
                             --------------------------------------------------------------------------------
                              Class B                   (714)        (9,575)          (1,101)         (12,098)
                             --------------------------------------------------------------------------------
                              Class C                 (3,893)       (40,426)          (3,866)         (40,395)
                             --------------------------------------------------------------------------------
                              Class I                     --             --              (30)            (308)
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                    211          2,200              351            3,667
                             --------------------------------------------------------------------------------
                              Class B                   (211)        (2,200)            (352)          (3,667)
                             --------------------------------------------------------------------------------
                              NET INCREASE (DECREASE)
                              FROM CAPITAL SHARE
                              TRANSACTIONS                        $  20,512                       $   (41,022)
                             --------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED                  YEAR ENDED
                                                           MARCH 31, 1999               SEPTEMBER 30, 1998
                             INTERMEDIATE               --------------------           --------------------
                             MUNICIPAL FUND             SHARES       AMOUNT            SHARES       AMOUNT
                             --------------------------------------------------------------------------------
                             SHARES SOLD
                              Class A                     241        $2,511              817        $ 8,500
                             ------------------------------------------------------------------------------
                              Class B                     172         1,801              178          1,841
                             ------------------------------------------------------------------------------
                              Class C                     193         2,021               56            578
                             ------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                      30           317               57            587
                             ------------------------------------------------------------------------------
                              Class B                       6            66               12            128
                             ------------------------------------------------------------------------------
                              Class C                       3            27                2             19
                             ------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                    (173)       (1,796)            (677)        (7,029)
                             ------------------------------------------------------------------------------
                              Class B                    (198)       (2,061)            (122)        (1,295)
                             ------------------------------------------------------------------------------
                              Class C                      (2)          (17)             (53)          (545)
                             ------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                      67           694               13            112
                             ------------------------------------------------------------------------------
                              Class B                     (67)         (694)             (13)          (112)
                             ------------------------------------------------------------------------------
                              NET INCREASE
                              FROM CAPITAL SHARE TRANSACTIONS        $2,869                         $ 2,784
                             ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ----------------------------------------------
                                                                  CLASS A
                                               ----------------------------------------------
                                               SIX MONTHS
                                                 ENDED          YEAR ENDED SEPTEMBER 30,
                                               MARCH 31,    ---------------------------------
               MUNICIPAL FUND                     1999      1998    1997    1996    1995
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.61     10.46   10.18   10.15    9.69
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .24       .52     .54     .55     .55
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.19)      .37     .36     .06     .50
---------------------------------------------------------------------------------------------
Total from investment operations                    .05       .89     .90     .61    1.05
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .24       .52     .54     .55     .55
---------------------------------------------------------------------------------------------
  Distribution from net realized gain               .25       .22     .08     .03     .04
---------------------------------------------------------------------------------------------
Total dividends                                     .49       .74     .62     .58     .59
---------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.17     10.61   10.46   10.18   10.15
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       .51%     8.84    9.15    6.00   11.15
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                            .68%      .68     .68     .66     .66
---------------------------------------------------------------------------------------------
Net investment income                              4.76%     4.97    5.29    5.35    5.63
---------------------------------------------------------------------------------------------

                                               ----------------------------------------------
                                                                  CLASS B
                                               ----------------------------------------------
                                               SIX MONTHS
                                                 ENDED          YEAR ENDED SEPTEMBER 30,
                                               MARCH 31,    ---------------------------------
               MUNICIPAL FUND                     1999      1998    1997    1996    1995
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.58     10.44   10.15   10.13    9.67
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .20       .43     .45     .46     .46
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.19)      .36     .37     .05     .50
---------------------------------------------------------------------------------------------
Total from investment operations                    .01       .79     .82     .51     .96
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .20       .43     .45     .46     .46
---------------------------------------------------------------------------------------------
  Distribution from net realized gain               .25       .22     .08     .03     .04
---------------------------------------------------------------------------------------------
Total dividends                                     .45       .65     .53     .49     .50
---------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.14     10.58   10.44   10.15   10.13
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       .08%     7.84    8.32    4.97   10.17
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                           1.52%     1.52    1.55    1.54    1.55
---------------------------------------------------------------------------------------------
Net investment income                              3.92%     4.13    4.42    4.47    4.74
---------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ----------------------------------------------
                                                                 CLASS C
                                               ----------------------------------------------
                                               SIX MONTHS
                                                 ENDED        YEAR ENDED SEPTEMBER 30,
                                               MARCH 31,    -----------------------------
               MUNICIPAL FUND                     1999      1998    1997    1996    1995
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.62     10.47   10.18   10.16    9.69
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .20       .43     .46     .46     .47
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.19)      .37     .37     .05     .51
---------------------------------------------------------------------------------------------
Total from investment operations                    .01       .80     .83     .51     .98
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .20       .43     .46     .46     .47
---------------------------------------------------------------------------------------------
  Distribution from net realized gain               .25       .22     .08     .03     .04
---------------------------------------------------------------------------------------------
Total dividends                                     .45       .65     .54     .49     .51
---------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.18     10.62   10.47   10.18   10.16
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       .08%     7.93    8.34    4.99   10.32
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                           1.54%     1.52    1.53    1.51    1.51
---------------------------------------------------------------------------------------------
Net investment income                              3.90%     4.13    4.44    4.50    4.78
---------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                  YEAR ENDED SEPTEMBER 30,
                                               MARCH 31,    -------------------------------------------------
                                                  1999        1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $3,109,032   3,220,643   3,216,221   3,321,546   3,510,648
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                   80%         65          77          97          86
-------------------------------------------------------------------------------------------------------------

NOTE FOR MUNICIPAL FUND: Total return does not reflect the effect of any sales charges. Data for the six months ended March 31, 1999 is unaudited.

FINANCIAL HIGHLIGHTS

                                               ------------------------------------------------------
                                                                      CLASS A
                                               ------------------------------------------------------
                                               SIX MONTHS                              NOVEMBER 1,
                                                 ENDED      YEAR ENDED SEPTEMBER 30,     1994 TO
                                               MARCH 31,    ------------------------  SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                       1999      1998    1997    1996          1995
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.53     10.31   10.06   10.18        9.50
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .21       .45     .46     .46         .45
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.14)      .29     .29    (.04)        .68
-----------------------------------------------------------------------------------------------------
Total from investment operations                    .07       .74     .75     .42        1.13
-----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .21       .45     .46     .46         .45
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .03       .07     .04     .08          --
-----------------------------------------------------------------------------------------------------
Total dividends                                     .24       .52     .50     .54         .45
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.36     10.53   10.31   10.06       10.18
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        69%     7.34    7.62    4.15       12.08
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                            .97%      .96     .96     .92         .55
-----------------------------------------------------------------------------------------------------
Net investment income                              4.14%     4.35    4.55    4.45        5.00
-----------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                            .97%      .96     .96    1.04         .55
-----------------------------------------------------------------------------------------------------
Net investment income                              4.14%     4.35    4.55    4.33        5.00
-----------------------------------------------------------------------------------------------------

                                               ------------------------------------------------------
                                                                      CLASS B
                                               ------------------------------------------------------
                                               SIX MONTHS                              NOVEMBER 1,
                                                 ENDED      YEAR ENDED SEPTEMBER 30,     1994 TO
                                               MARCH 31,    ------------------------  SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                       1999      1998    1997    1996          1995
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.52     10.31   10.06   10.18        9.50
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .17       .37     .38     .38         .36
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.13)      .28     .29    (.04)        .68
-----------------------------------------------------------------------------------------------------
Total from investment operations                    .04       .65     .67     .34        1.04
-----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .17       .37     .38     .38         .36
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .03       .07     .04     .08          --
-----------------------------------------------------------------------------------------------------
Total dividends                                     .20       .44     .42     .46         .36
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.36     10.52   10.31   10.06       10.18
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       .37%     6.38    6.78    3.34       11.13
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                           1.78%     1.76    1.76    1.71        1.42
-----------------------------------------------------------------------------------------------------
Net investment income                              3.33%     3.55    3.75    3.66        4.13
-----------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                           1.78%     1.76    1.76    1.83        1.92
-----------------------------------------------------------------------------------------------------
Net investment income                              3.33%     3.55    3.75    3.54        3.63
-----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ------------------------------------------------------
                                                                      CLASS C
                                               ------------------------------------------------------
                                               SIX MONTHS                              NOVEMBER 1,
                                                 ENDED      YEAR ENDED SEPTEMBER 30,     1994 TO
                                               MARCH 31,    ------------------------  SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                       1999      1998    1997    1996          1995
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.53     10.31   10.06   10.19        9.50
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .17       .37     .39     .38         .38
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.14)      .29     .29    (.05)        .69
-----------------------------------------------------------------------------------------------------
Total from investment operations                    .03       .66     .68     .33        1.07
-----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .17       .37     .39     .38         .38
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .03       .07     .04     .08          --
-----------------------------------------------------------------------------------------------------
Total dividends                                     .20       .44     .43     .46         .38
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.36     10.53   10.31   10.06       10.19
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       .29%     6.55    6.77    3.26       11.43
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                           1.73%     1.73    1.73    1.65        1.28
-----------------------------------------------------------------------------------------------------
Net investment income                              3.38%     3.58    3.78    3.72        4.27
-----------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                           1.73%     1.73    1.73    1.77        1.78
-----------------------------------------------------------------------------------------------------
Net investment income                              3.38%     3.58    3.78    3.60        3.77
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                               NOVEMBER 1,
                                                 ENDED      YEAR ENDED SEPTEMBER 30,      1994 TO
                                               MARCH 31,    ------------------------   SEPTEMBER 30,
                                                  1999       1998     1997     1996        1995
--------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)      $27,607     25,173   21,889   21,901      16,169
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  9%        14       80       80          60
--------------------------------------------------------------------------------------------------------

NOTES FOR INTERMEDIATE MUNICIPAL FUND: Scudder Kemper agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the waiver of management fee.

Total return does not reflect the effect of any sales charges. Data for the six months ended March 31, 1999 is unaudited.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Kemper Municipal Bond Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirement as to certain other matters. The following are the results.

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

       For       Against     Abstain
   200,512,906  3,927,150   8,589,271

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

   Investment objectives

                                            Broker
       For       Against      Abstain     Non-Votes
   147,965,960  9,884,573    15,931,390   39,247,404

   Investment policies

                                            Broker
       For       Against      Abstain     Non-Votes
   147,971,141  9,875,672    15,935,110   39,247,404

   Diversification

                                            Broker
       For       Against      Abstain     Non-Votes
   148,309,125  9,537,688    15,935,110   39,247,404

   Borrowing

                                            Broker
       For       Against      Abstain     Non-Votes
   148,079,899  9,766,914    15,935,110   39,247,404

   Senior securities

                                            Broker
       For       Against      Abstain     Non-Votes
   148,358,088  9,486,745    15,937,090   39,247,404

   Concentration

                                            Broker
       For       Against      Abstain     Non-Votes
   148,294,312  9,552,501    15,935,110   39,247,404

   Underwriting of securities

                                            Broker
       For       Against      Abstain     Non-Votes
   148,334,567  9,509,342    15,938,013   39,247,404

   Investment in real estate

                                            Broker
       For       Against      Abstain     Non-Votes
   148,287,626  9,556,283    15,938,013   39,247,404

   Purchase of commodities

                                            Broker
       For       Against      Abstain     Non-Votes
   148,061,120  9,785,693    15,935,110   39,247,404

   Lending

                                            Broker
       For       Against      Abstain     Non-Votes
   148,185,037  9,661,776    15,935,110   39,247,404

   Margin purchases and short sales

                                            Broker
       For       Against      Abstain     Non-Votes
   147,372,876  10,473,937   15,935,110   39,247,404

   Pledging of assets

                                            Broker
       For       Against      Abstain     Non-Votes
   147,766,278  10,080,535   15,935,110   39,247,404

   Purchases of options and warrants

                                            Broker
       For       Against      Abstain     Non-Votes
   147,934,672  9,912,141    15,935,110   39,247,404

   Investment other than in accordance with objectives and policies

                                            Broker
       For       Against      Abstain     Non-Votes
   147,243,007  10,603,805   15,935,110   39,247,404

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held and adjourned to January 15, 1999. Kemper Intermediate Municipal Bond Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirement as to certain other matters. The following are the results.

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

         For     Against   Abstain
      1,453,071   4,802     57,315

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

   Investment objectives

         For     Against   Abstain
      1,232,166   33,039    92,040

   Investment policies

         For     Against   Abstain
      1,237,318   27,886    92,040

   Diversification

         For     Against   Abstain
      1,248,979   16,225    92,040

   Borrowing

         For     Against   Abstain
      1,245,968   19,237    92,040

   Senior securities

         For     Against   Abstain
      1,248,979   16,225    92,040

   Concentration

         For     Against   Abstain
      1,248,394   16,810    92,040

   Underwriting of securities

         For     Against   Abstain
      1,248,979   16,225    92,040

   Investment in real estate

         For     Against   Abstain
      1,248,979   16,225    92,040

   Purchase of commodities

         For     Against   Abstain
      1,248,394   16,810    92,040

   Lending

         For     Against   Abstain
      1,245,383   19,822    92,040

   Margin purchases and short sales

         For     Against   Abstain
      1,247,726   17,479    92,040

   Pledging of assets

         For     Against   Abstain
      1,248,394   16,810    92,040

   Purchases of options and warrants

         For     Against   Abstain
      1,236,734   28,471    92,040

   Investment other than in accordance with objectives and policies

         For     Against   Abstain
      1,231,457   33,748    92,040

                                                                           NOTES

NOTES

                                                                           NOTES

TRUSTEES&OFFICERS

TRUSTEES                      OFFICERS
DANIEL PIERCE                 MARK S. CASADY                 KATHRYN L. QUIRK
Chairman and Trustee          President                      Vice President

LEWIS A. BURNHAM              PHILIP J. COLLORA              LINDA J. WONDRACK
Trustee                       Vice President and Secretary   Vice President

DONALD L. DUNAWAY             JOHN R. HEBBLE                 MAUREEN E. KANE
Trustee                       Treasurer                      Assistant Secretary

ROBERT B. HOFFMAN             ANN M. MCCREARY                CAROLINE PEARSON
Trustee                       Vice President                 Assistant Secretary

THOMAS W. LITTAUER            ASHTON P. GOODFIELD            ELIZABETH C. WERTH
Trustee and Vice President    Vice President                 Assistant Secretary

DONALD R. JONES               ROBERT C. PECK, JR.            BRENDA LYONS
Trustee                       Vice President                 Assistant Treasurer

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

--------------------------------------------------------------------------------
LEGAL COUNSEL                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 North LaSalle Street
                                 Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER                      KEMPER SERVICE COMPANY
SERVICE AGENT                    P.O. Box 419557
                                 Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND                    STATE STREET BANK AND TRUST COMPANY
TRANSFER AGENT                   225 Franklin Street
                                 Boston, MA 02109

                                 INVESTORS FIDUCIARY TRUST COMPANY
                                 801 Pennsylvania Avenue
                                 Kansas City, MO 64105
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER            KEMPER DISTRIBUTORS, INC.
                                 222 South Riverside Plaza Chicago, IL 60606 www.kemper.com



KEMPER FUNDS LOGO
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Tax-Free Income Funds prospectus.
KNTIS - 3(5/24/99) 1074030